SCHEDULE H, PART IV, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	36-2668272
Plan number	003
Participant loan, current value	$ 34,187,384
Assets held for investment	$ 4,291,751,595
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	9.50%
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2030 FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 186,604,772
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2035 FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	234,456,598
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2040 FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	219,651,028
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2045 FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	263,016,200
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2050 FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	300,407,500
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2055 FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	268,088,456
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2060 FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	171,100,682
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2065 FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	85,572,504
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2070 FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,012,808
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX RETIREMENT FUND (T) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	146,696,721
Investment, Identifier [Axis]: CAPITAL GROUP EUPAC TRUST (U2) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	202,017,442
Investment, Identifier [Axis]: DODGE & COX STOCK FUND CLASS X | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	347,390,573
Investment, Identifier [Axis]: LOOMIS SALYES PLUS FIXED INCOME FUND CLASS F | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	198,754,939
Investment, Identifier [Axis]: PUTNAM LARGE CAP VALUE TRUST IA | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	166,039,056
Investment, Identifier [Axis]: SHORT-TERM INVESTMENT FUND (N/A) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,292,182
Investment, Identifier [Axis]: T. ROWE PRICE BLUE CHIP GROWTH TRUST (T6) | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	584,917,586
Investment, Identifier [Axis]: T. ROWE PRICE SMALL & MID-CAP CORE TRUST CLASS E | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	442,829,073
Investment, Identifier [Axis]: VANGUARD WELLINGTON FUND (Admiral) | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 430,716,091